Loss before Income Taxes for Domestic and Non-U.S. Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) from continuing operations before income taxes:
U.S.	$ (23,022)	$ (21,442)	$ (7,262)
Foreign	(1,752)	(13,712)	(2,612)
Loss from continuing operations before income taxes and noncontrolling interest	$ (24,774)	$ (35,154)	$ (9,874)